Share-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based compensation
Share-based compensation

19. Share-based compensation

Effective January 2021, the Company established the Equity Incentive Plan (the “Plan”), which provides for the granting of incentive share options, nonqualified share options, share appreciation rights (“SARs”), restricted share units (“RSUs”), deferred share units (“DSUs”) and performance share units (“PSUs”), herein collectively referred to as “Awards”.

(a) Share options

The Company grants options to purchase its common shares, generally at fair value as at the date of grant. The maximum number of common shares that may be issued under the Plan is fixed by the Board to be 15% of the common shares outstanding, from time to time, subject to adjustments in accordance with the plan.

Options generally vest over a four-year period, specifically at a rate of 25% upon the first anniversary of the issuance date and 1/36th per month thereafter and expire after 10 years from the date of grant.

The Company’s options outstanding relate to replacement options issued in a business combination that occurred in 2021.

The following table reflects the continuity of the share options during the nine months ended September 30, 2022:

	September 30, 2022
	Number of options	Weighted average exercise price $	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding, beginning of period	756,703	7.85
Expired	(125,627)	7.94
Forfeited	(114,990)	7.93
Outstanding, end of period	516,086	7.56	3.85	-
Vested and expected to vest in the future	519,569	7.56	4.70	-
Exercisable	412,586	7.50	3.85	-

As at September 30, 2022, there was $299,767 of total unrecognized compensation cost related to non-vested replacement options.  That cost is expected to be recognized over a weighted average period of 0.86 years.

(b) Equity-settled RSUs and PSUs

The following table reflects the continuity of RSUs and PSUs granted during the nine months ended September 30, 2022:

	September 30, 2022
	Number of RSUs	Weighted average grant date fair value $	Number of PSUs	Weighted average grant date fair value $
Outstanding, beginning of period	3,160,020	7.21	150,000	7.01
Granted	2,290,050	0.99	2,510,000	1.04
Vested	(1,017,430)	7.57	(86,250)	7.01
Forfeited	(738,248)	6.57	(125,000)	1.04
Outstanding, end of period	3,694,392	3.39	2,448,750	1.19

As at September 30, 2022, there was $5,820,703 of total unrecognized compensation cost related to non-vested RSUs and $2,611,920 of total unrecognized compensation cost related to non-vested PSUs. That cost is expected to be recognized over a weighted average period of 2.14 years and 0.94 years respectively. The total fair value of RSUs and PSUs vested during the nine months ended September 30, 2022, was $1,148,076 and $37,913, respectively.

Of the 1,103,680 RSUs and PSUs that vested, 590,707 were settled in shares, 484,023 were settled in cash to cover withholding taxes on behalf of the employees and 28,950 were not yet settled.

The range of grant date fair values related to RSUs and PSUs granted during the nine months ended September 30, 2022 was $0.65 - $1.41.

The Company estimates forfeitures based on historical forfeiture trends. If actual forfeiture rates are not consistent with the Company's estimates, the Company may be required to increase or decrease compensation expenses in future periods.

During the three and nine months ended September 30, 2022 and 2021, the Company recognized the following total compensation expense, net of estimated forfeitures:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Replacement options	$38,011	$518,725	$317,518	$1,815,332
Equity-settled RSUs and PSUs	1,023,108	2,900,036	4,446,771	4,810,532
Cash-settled RSUs	-	(72,588)	-	5,765,003
Rights to contingent consideration	-	266,483	-	5,059,953
	$1,061,119	$3,612,656	$4,764,289	$17,450,820

22. Share-based compensation

Effective January 2021, the Company established the Equity Incentive Plan (the “Plan”), which provides for the granting of incentive share options, nonqualified share options, share appreciation rights (“SARs”), restricted share units (“RSUs”), deferred share units (“DSUs”) and performance share units (“PSUs”), herein collectively referred to as “Awards”.

(a) Share options

The Company grants options to purchase its common shares, generally at fair value as at the date of grant. The maximum number of common shares that may be issued under the Plan is fixed by the Board to be 10% of the common shares outstanding, from time to time, subject to adjustments in accordance with the plan.

Options generally vest over a four-year period, specifically at a rate of  25% upon the first anniversary of the issuance date and 1/36th per month thereafter and expire after 10 years from the date of grant.

The following table reflects the continuity of the share options granted during the year ended December 31, 2021:

	December 31, 2021
	Number of options	Weighted average exercise price $	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding, beginning of period	-	-
Replacement options issued (i)	1,113,006	7.76
Granted during the period	-	-
Exercised	(9,477)	6.56
Expired	(96,100)	9.07
Forfeited	(250,726)	7.36

Outstanding, end of period	756,703	7.85	8.14 years	$0.00

Vested and expected to vest in the future	715,088	7.86	8.02 years	$0.25

Exercisable	476,191	7.87	7.72 years	$0.25

The weighted-average grant-date fair value of options granted during the year ended December 31, 2021 was $7.76. The total intrinsic value of options exercised during the year ended December 31, 2021 was $248,650.

As of December 31, 2021, there was $876,090 of total unrecognized compensation cost related to non-vested replacement options. That cost is expected to be recognized over a weighted average period of 8.14 years.

In connection with the acquisition of Caliva and OGE, and in accordance with the sale and purchase agreements, the share options held by former Caliva employees who became employees of TPCO were cancelled and replaced by TPCO share options (“Replacement Options”). The Replacement Options were issued on the same terms and conditions as the options that they replaced, resulting in the fair value of the original options on January 15, 2021 being the same as the fair value of the Replacement Options.

The Company has allocated the fair value to pre-acquisition and post-acquisition services on the basis of the period of time vested as at January 15, 2021 as per the below:

Fair value
Allocated to pre-acquisition services (i)	$3,847,633
Allocated to post-combination services	5,116,866
Total fair value of Replacement Options	$8,964,499

(i)

The portion allocated to pre-acquisition services relates to options that were and were not yet legally vested. The Company has applied a forfeiture rate to the options that have not legally vested to determine the amount to include in consideration. As a result, of the above amount, $3,489,501 has been included in consideration (Note 3).

The fair value allocated to post-combination services will be recognized in the consolidated statement of operations and comprehensive loss over the remaining vesting period.

(b) RSUs

(i) Cash-settled RSUs

The following table reflects the continuity of RSUs granted during the year ended December 31, 2021:

	December 31, 2021
	Number of RSUs	Weighted average grant date fair value
Non-vested, beginning of period	-	-
Granted	2,253,696	1.99
Modified	(1,708,696)	1.99
Vested	(288,150)	-
Forfeited	(256,850)	1.95
Non-vested, end of period	-	-

In July 2021, the Company modified a portion of the cash-settled RSUs such that they are being accounted for as equity-settled RSUs. Immediately prior to the modification date, these cash-settled RSUs were revalued, which formed the new fair value that was reclassified to equity-settled.

During the year ended December 31, 2021, cash settled share-based liabilities paid was $1,682,897.

(ii) Equity-settled RSUs

The following table reflects the continuity of RSUs granted during the year ended December 31, 2021:

	December 31, 2021
	Number of RSUs	Weighted average grant date fair value
Outstanding, beginning of period	-	-
Granted	2,852,392	8.01
Modified	1,708,696	1.99
Vested	(717,486)	10.23
Forfeited	(533,582)	-

Outstanding, end of period	3,310,020	7.21

As of December 31, 2021, there was $12,194,110 of total unrecognized compensation cost related to non-vested RSUs. That cost is expected to be recognized over a weighted average period of 2.76 years. The total fair value of  share vested during the year ended December 31, 2021, was $3,136,219.

Of the 717,486 RSUs that vested, 455,058 were settled in shares and 262,428 were settled in cash to cover withholding taxes on behalf of the employees.

(c) Rights to trading price consideration (“Rights”)

In connection with the acquisition of Caliva and OGE, and in accordance with the sale and purchase agreements, former Caliva employees who owned share options at January 15, 2021 and became employees of TPCO (“former Caliva employees”) were given the right to receive a portion of the trading price consideration discussed in Note 3 (“Rights”). These Rights are to be settled in TPCO shares in the event the 20-day volume weighted average trading price of the common shares reaches $13.00, $17.00 and $21.00 within three years of closing, with one-third issuable upon the achievement of each price threshold, respectively. In order to receive the trading price consideration, former Caliva employees need to be employed by TPCO at the time the trading price consideration becomes payable.

The Rights vest 1/3 as each target date is met, and therefore the Rights have been fair valued on the grant date in three tranches:

	Number of shares	Fair value on January 15, 2021
Tranche 1	215,608	$2,597,618
Tranche 2	215,608	2,314,652
Tranche 3	215,608	2,066,609
	646,824	$6,978,879

Each tranche is expensed over its vesting period, which is the date that the trading price targets are expected to be met.

The fair value of the Rights was determined at January 15, 2021 using the same assumptions that were used to determine the trading price consideration described in Note 32.

The following table reflects the continuity of the Rights during the year ended December 31, 2021:

Number of Rights
Outstanding, beginning of period	-
Rights awarded	646,824
Forfeited	(283,974)

Outstanding, end of period	362,850

As of December 31, 2021, there is $nil of total unrecognized compensation cost related to the Rights.

The following table illustrates the inputs used in the measurement of the grant date fair values of the share-based compensation plans granted during the year ended December 31, 2021:

	Replacement Options	RSUs equity-settled
Dividend yield	-	-
Expected volatility	72%	-
Risk-free interest rate	0.17% - 0.71%	-
Share price	$12.66	-
Grant date fair value	$7.75 - $9.54	$3.35 – $12.66
Fair value on December 31, 2021	N/A	N/A

The Company estimated the expected term of its share options based on the vesting and contractual terms. Volatility is estimated based on the average of the historical volatilities of the common shares of entities with characteristics similar to those of the Company. The Company uses the U.S. Treasury yield for its risk-free interest rate and a dividend yield of zero, as it does not have a stated dividend rate for common shares.

The Company estimates forfeitures based on historical forfeiture trends. If actual forfeiture rates are not consistent with the Company’s estimates, the Company may be required to increase or decrease compensation expenses in future periods.

During the year ended December 31, 2021, the Company recognized the following total compensation expense, net of estimated forfeitures:

	December 31, 2021	December 31, 2020
Replacement options	$1,920,392	$-
Equity-settled RSUs	8,271,869	-
Cash-settled RSUs	5,134,262	-
Rights to contingent consideration	5,129,774	-
	$20,456,297	$-